Risk management - Credit risk exposure by industries (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2022 KRW (₩)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Categories of financial assets
Loans and other financial assets at amortized cost		₩ 355,760,729	[1]	$ 282,304,975	₩ 348,885,617	[1]
Securities at amortized cost		28,268,516		22,431,770	17,086,274
Financial assets at FVTPL	[2]	13,412,441			8,280,427
Financial assets at FVTOCI		32,145,758			38,126,977
Derivative assets (Designated for hedging)		37,786		$ 29,984	106,764
Off balance sheet item
Off-balance accounts		130,093,656			127,402,271
Total		559,718,886			539,888,330
Service
Categories of financial assets
Loans and other financial assets at amortized cost		78,173,716			67,895,018
Securities at amortized cost		239,141			479,291
Financial assets at FVTPL		200,678			115,346
Financial assets at FVTOCI		417,877			376,998
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		18,661,383			18,565,570
Total		97,692,795			87,432,223
Manufacturing
Categories of financial assets
Loans and other financial assets at amortized cost		37,013,486			37,679,784
Securities at amortized cost		0			0
Financial assets at FVTPL		184,019			146,277
Financial assets at FVTOCI		231,132			258,866
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		22,492,863			18,994,662
Total		59,921,500			57,079,589
Finance and insurance
Categories of financial assets
Loans and other financial assets at amortized cost		31,485,795			32,493,347
Securities at amortized cost		16,198,175			7,061,770
Financial assets at FVTPL		9,776,234			6,646,922
Financial assets at FVTOCI		22,249,839			29,444,989
Derivative assets (Designated for hedging)		37,786			79,369
Off balance sheet item
Off-balance accounts		10,523,731			11,763,667
Total		90,271,560			87,490,064
Construction
Categories of financial assets
Loans and other financial assets at amortized cost		5,613,480			4,303,491
Securities at amortized cost		199,924			250,607
Financial assets at FVTPL		51,244			13,623
Financial assets at FVTOCI		48,225			131,967
Derivative assets (Designated for hedging)		0			27,395
Off balance sheet item
Off-balance accounts		3,143,673			3,900,766
Total		9,056,546			8,627,849
Individuals
Categories of financial assets
Loans and other financial assets at amortized cost		183,167,572			185,972,844
Securities at amortized cost		0			0
Financial assets at FVTPL		1,167			1,836
Financial assets at FVTOCI		0			0
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		69,404,456			67,966,826
Total		252,573,195			253,941,506
Others
Categories of financial assets
Loans and other financial assets at amortized cost		20,306,680			20,541,133
Securities at amortized cost		11,631,276			9,294,606
Financial assets at FVTPL		3,199,099			1,356,423
Financial assets at FVTOCI		9,198,685			7,914,157
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		5,867,550			6,210,780
Total		₩ 50,203,290			₩ 45,317,099

[1]	Cash and cash equivalents are not included.
[2]	Puttable financial instruments are not included.